Segment Information - Summary of Revenue By Geographic Area (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 435,820	$ 252,813	$ 210,100
Property, plant and equipment	699,087	354,443	308,014
Argentina [member]
Disclosure of geographical areas [line items]
Revenue	390,892	230,728	193,707
Property, plant and equipment	698,222	353,868	307,350
Mercosur and Associates Countries [member]
Disclosure of geographical areas [line items]
Revenue	20,056	8,694	7,964
Property, plant and equipment	865	575	664
Rest of the world [member]
Disclosure of geographical areas [line items]
Revenue	15,711	8,785	6,142
Europe [member]
Disclosure of geographical areas [line items]
Revenue	$ 9,161	$ 4,606	$ 2,287